Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 6 months of 2018	$ 16,179
2019	31,973
2020	31,637
2021	31,068
2022	9,965
Thereafter	4,217
Net Book Value	$ 125,039